FINANCIAL INSTRUMENTS (Details) - CAD ($)	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Carrying Value	$ 4,360,000	$ 4,360,000
Amortized cost | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	12,208,468	9,634,464
Financial Liabilities Carrying Value	12,208,468	9,634,464
Amortized cost | Current portion of long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	0	2,503,064
Financial Liabilities Carrying Value	0	2,503,064
Amortized cost | Deferred payment
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	10,094,520	22,226,565
Financial Liabilities Carrying Value	10,094,520	22,226,565
Amortized cost | Payable to joint venture
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	16,810,000	0
Financial Liabilities Carrying Value	16,810,000	0
Amortized cost | Due to related parties
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	10,400,227	1,806,393
Financial Liabilities Carrying Value	10,400,227	1,806,393
Long-term investment
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	179,390	282,509
FVTPL | Long-term investment
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	179,390	282,509
Financial Assets Carrying Value	179,390	282,509
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	2,614,727	36,042,090
Financial Assets Carrying Value	2,614,727	36,042,090
Amortized cost | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	5,175,670	3,579,271
Financial Assets Carrying Value	5,175,670	3,579,271
Amortized cost | Due from related parties
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	13,895,221	14,973,749
Financial Assets Carrying Value	13,895,221	14,973,749
Amortized cost | Refundable deposits
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	196,391	2,196,391
Financial Assets Carrying Value	$ 196,391	$ 2,196,391